Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

10. EARNINGS PER SHARE

For the year ended December 31, 2023 and 2022, the Company has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.

For the years ended December 31, 2023 and 2022, the outstanding convertible redeemable preferred shares (Note 8) and warrants (Note 9), including Public Warrants and Private Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed. For the year ended December 31, 2023, the earnout shares (Note 13) were excluded from the calculation of diluted net earnings per ordinary share, as the Company did not meet the performance target for the year of 2023.

Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared. The earnings per Class A ordinary shares and earning per Class B ordinary shares are the same. The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2022 and 2021:

	For the Years Ended December 31,
	2023	2022	2021
Numerator:
Net income	$9,750,046	$7,903,611	$8,695,784
Accretion of convertible redeemable preferred shares	(160,000)	(135,781)	—
Net income attributable to Able View Global Inc’s preferred shareholders	(148,701)	(120,446)	—
Net income attributable to Able View Global Inc’s ordinary shareholders	$9,441,345	$7,647,384	$8,695,784

Earnings per share – basic and diluted	$0.24	$0.20	$0.23

Weighted average shares – basic and diluted	39,454,997	37,732,310	37,732,310